Cover	Jun. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 03, 2026
Entity Registrant Name	GLOBUS MEDICAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35621
Entity Tax Identification Number	04-3744954
Entity Address, Address Line One	2560 General Armistead Avenue
Entity Address, City or Town	Audubon
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19403-5214
City Area Code	(610)
Local Phone Number	930-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $.001 per share
Trading Symbol	GMED
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001237831
Amendment Flag	false